Variable Interest Entities ("VIE") - Additional Information (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash contributions from non-controlling interests	$ 9,208	$ 14,379	$ 14,549	$ 26,983	$ 19,246
Variable Interest Entity, Primary Beneficiary [Member]
Cash contributions from non-controlling interests	$ 9,208	$ 14,379	$ 14,549	$ 26,983	$ 19,246
Single Asset LLC Entities [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Percentage of the Variable Interest Entity's (VIE) owned			100.00%
Percentage of the Variable Interest Entity's (VIE) sold	100.00%
Single Asset LLC Entities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Percentage of the Variable Interest Entity's (VIE) owned	100.00%		100.00%
Single Asset LLC Entities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Minimum [Member]
Percentage of the Variable Interest Entity's (VIE) owned	50.00%		50.00%
Aircraft Paint Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Noncontrolling Interest, Ownership Percentage	50.00%		50.00%